                                   SUPPLEMENT
                              DATED AUGUST 15, 2008
                           TO THE CURRENTLY EFFECTIVE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                               DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE PROSPECTUS REFERENCED ABOVE IS REVISED AS FOLLOWS:

I        With respect to The Hartford Target Retirement 2010 Fund, The Hartford
Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund, the disclosure concerning the anticipated allocation mix between equity funds and fixed income funds by each fund's target retirement date is being revised. Accordingly, effective immediately, in the section entitled "Principal Investment Strategy," in the second and third bullet points under the second paragraph, are hereby deleted and replaced as follows:

THE HARTFORD TARGET RETIREMENT 2010 FUND

              - As of March 1, 2008, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 58% of assets in equity funds and approximately 42% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

              - Up until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2010) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2010). After the target retirement date (2010), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2010).

THE HARTFORD TARGET RETIREMENT 2020 FUND

              - As of March 1, 2008, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 71% of assets in equity funds and approximately 29% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

              - Up until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2020) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2020). After the target retirement date (2020), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2020).

THE HARTFORD TARGET RETIREMENT 2030 FUND

              - As of March 1, 2008, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 82% of assets in equity funds and approximately 18% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

              - Up until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2030) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2030). After the target retirement date (2030), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2030).

II       As of November 1, 2008, with respect to The Hartford Target Retirement
2010 Fund, The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund, the funds' Investment Manager, Hartford Investment Financial Services, LLC ("HIFSCO"), has agreed to lower its contractual cap on the total annual operating expenses for each class of each fund. Accordingly, effective November 1, 2008, the following changes are made to the Prospectus:

(a) Under the heading "The Hartford Target Retirement 2010 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                                             CLASS A      CLASS B      CLASS C
                                                                             -------      -------      -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a percentage of
   offering price                                                             5.50%        None         None
  Maximum deferred sales charge (load) (as a percentage of purchase
   price or redemption proceeds, whichever is less)                           None(1)      5.00%        1.00%
  Exchange fees                                                               None         None         None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                            0.15%        0.15%        0.15%
   Distribution and service (12b-1) fees                                      0.25%(2)     1.00%        1.00%
   Other expenses(3)                                                          1.41%        1.50%        1.47%
   Acquired Fund fees and expenses                                            0.74%        0.74%        0.74%
   Total annual operating expenses                                            2.55%        3.39%        3.36%
   Less: Contractual expense reimbursement (4)                                1.55%        1.64%        1.61%
   Net annual operating expenses(4)                                           1.00%        1.75%        1.75%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.

(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)              CLASS A          CLASS B         CLASS C
--------------------------              -------          -------         -------
Year 1                                  $  646           $  678          $  278
Year 3                                  $1,160           $1,189          $  883
Year 5                                  $1,699           $1,824          $1,612
Year 10                                 $3,167           $3,374          $3,540

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)           CLASS A          CLASS B         CLASS C
-----------------------------           -------          -------         -------
Year 1                                  $  646           $  178          $  178
Year 3                                  $1,160           $  889          $  883
Year 5                                  $1,699           $1,624          $1,612
Year 10                                 $3,167           $3,374          $3,540

(b) Under the heading "The Hartford Target Retirement 2020 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                                            CLASS A       CLASS B       CLASS C
                                                                            -------       -------       -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a percentage of
   offering price                                                            5.50%         None          None
  Maximum deferred sales charge (load) (as a percentage of purchase price
   or redemption proceeds, whichever is less)                                None(1)       5.00%         1.00%
  Exchange fees                                                              None          None          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                           0.15%         0.15%         0.15%
   Distribution and service (12b-1) fees                                     0.25%(2)      1.00%         1.00%
   Other expenses(3)                                                         0.84%         1.04%         0.96%
   Acquired Fund fees and expenses                                           0.78%         0.78%         0.78%
   Total annual operating expenses                                           2.02%         2.97%         2.89%
   Less: Contractual expense reimbursement (4)                               0.97%         1.17%         1.09%
   Net annual operating expenses(4)                                          1.05%         1.80%         1.80%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.

(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.05%, 1.80% and 1.80%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)              CLASS A          CLASS B         CLASS C
--------------------------              -------          -------         -------
Year 1                                  $  651           $  683          $  283
Year 3                                  $1,060           $1,108          $  792
Year 5                                  $1,493           $1,660          $1,427
Year 10                                 $2,695           $2,981          $3,136

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)           CLASS A          CLASS B         CLASS C
--------------------------              -------          -------         -------
Year 1                                  $  651           $  183           $  183
Year 3                                  $1,060           $  808           $  792
Year 5                                  $1,493           $1,460           $1,427
Year 10                                 $2,695           $2,981           $3,136

(c) Under the heading "The Hartford Target Retirement 2030 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:


                                                                          CLASS A      CLASS B       CLASS C
                                                                          -------      -------       -------
SHAREHOLDER FEES
    (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a percentage
   of offering price                                                        5.50%        None          None
  Maximum deferred sales charge (load) (as a percentage of purchase
   price or redemption proceeds, whichever is less)                         None(1)      5.00%         1.00%
  Exchange fees                                                             None         None          None
ANNUAL OPERATING EXPENSES
    (expenses that are deducted from the fund's assets)
   Management fees                                                         0.15%         0.15%         0.15%
   Distribution and service (12b-1) fees                                   0.25%(2)      1.00%         1.00%
   Other expenses(3)                                                       1.04%         1.48%         1.29%
   Acquired Fund fees and expenses                                         0.80%         0.80%         0.80%
   Total annual operating expenses                                         2.24%         3.43%         3.24%
   Less: Contractual expense reimbursement (4)                             1.19%         1.63%         1.44%
   Net annual operating expenses(4)                                        1.05%         1.80%         1.80%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.

(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.05%, 1.80% and 1.80%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)              CLASS A          CLASS B         CLASS C
--------------------------              -------          -------         -------
Year 1                                  $  651           $  683          $  283
Year 3                                  $1,103           $1,202          $  863
Year 5                                  $1,581           $1,844          $1,568
Year 10                                 $2,895           $3,331          $3,441

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)           CLASS A          CLASS B         CLASS C
--------------------------              -------          -------         -------
Year 1                                  $  651           $  183          $  183
Year 3                                  $1,103           $  902          $  863
Year 5                                  $1,581           $1,644          $1,568
Year 10                                 $2,895           $3,331          $3,441

III      As of November 1, 2008, the management fee schedules have been revised for The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund. Accordingly, effective November 1, 2008, in the Section entitled "Management of the Funds - Management Fees", the fee schedules for the preceding funds are hereby deleted and replaced as follows:

TARGET RETIREMENT 2010 FUND, TARGET RETIREMENT 2020 FUND AND TARGET RETIREMENT 2030 FUND

AVERAGE DAILY NET ASSETS                    ANNUAL RATE
------------------------                    -----------
First $500 million                              0.15%
Next $4.5 billion                               0.10%
Next $5 billion                                 0.08%
Amount Over $10 billion                         0.07%

IV. With respect to The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund, the funds' Investment Manager, Hartford Investment Financial Services, LLC ("HIFSCO"), the main risks of the funds are being clarified.

(a) Accordingly, effective immediately, in the section entitled "Main Risks," the first paragraph is hereby deleted and replaced as follows:

THE HARTFORD TARGET RETIREMENT 2010 FUND

         MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2010 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2010, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

THE HARTFORD TARGET RETIREMENT 2020 FUND

         MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2020 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2020, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

THE HARTFORD TARGET RETIREMENT 2030 FUND

         MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2030 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2030, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

(b) Also, effective immediately, with respect to The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund, in the section entitled "Main Risks," the fourth sentence in the third paragraph is hereby deleted and replaced as follows:

         These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk, income risk and credit risk.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

                                   SUPPLEMENT
                              DATED AUGUST 15, 2008
                           TO THE CURRENTLY EFFECTIVE
           CLASS R3, CLASS R4, CLASS R5 AND CLASS Y SHARES PROSPECTUS
                               DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE PROSPECTUS REFERENCED ABOVE IS REVISED AS FOLLOWS:

I        With respect to The Hartford Target Retirement 2010 Fund, The Hartford
Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund, the disclosure concerning the anticipated allocation mix between equity funds and fixed income funds by each fund's target retirement date is being revised. Accordingly, effective immediately, in the section entitled "Principal Investment Strategy," in the second and third bullet point under the second paragraph, the second sentence are hereby deleted and replaced as follows:

THE HARTFORD TARGET RETIREMENT 2010 FUND

              - As of March 1, 2008, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 58% of assets in equity funds and approximately 42% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

              - Until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2010) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2010). After the target retirement date (2010), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2010).

THE HARTFORD TARGET RETIREMENT 2020 FUND

              - As of March 1, 2008, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 71% of assets in equity funds and approximately 29% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

              - Until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2020) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2020). After the target retirement date (2020), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2020).

THE HARTFORD TARGET RETIREMENT 2030 FUND

              - As of March 1, 2008, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 82% of assets in equity funds and approximately 18% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

              - Until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2030) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2030). After the target retirement date (2030), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2030).

II       As of November 1, 2008, with respect to The Hartford Target Retirement
2010 Fund, The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund, the funds' Investment Manager, Hartford Investment Financial Services, LLC ("HIFSCO"), has agreed to lower its contractual cap on the total annual operating expenses for each class of each fund. Accordingly, effective November 1, 2008, the following changes are made to the Prospectus:

(a) Under the heading "The Hartford Target Retirement 2010 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                                   CLASS R3       CLASS R4        CLASS R5       CLASS Y
                                                                   --------       --------        --------       -------
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
   percentage of offering price                                       None          None            None           None
  Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)          None          None            None           None
  Exchange fees                                                       None          None            None           None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
   Management fees                                                    0.15%         0.15%           0.15%          0.15%
   Distribution and service (12b-1) fees                              0.50%         0.25%            None          None
   Other expenses(1)                                                  1.60%         1.54%           1.50%          1.39%
   Acquired Fund fees and expenses                                    0.74%         0.74%           0.74%          0.74%
   Total annual operating expenses                                    2.99%         2.68%           2.39%          2.28%
   Less: Contractual expense reimbursement (2)                        1.69%         1.68%           1.59%          1.48%
   Net annual operating expenses(2)                                   1.30%         1.00%           0.80%          0.80%

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.30%, 1.00%, 0.80% and 0.80%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS R3      CLASS R4       CLASS R5       CLASS Y
-------------------------------------                          --------      --------       --------       -------
Year 1                                                          $  132        $  102         $   82        $   82
Year 3                                                          $  765        $  672         $  593        $  570
Year 5                                                          $1,423        $1,270         $1,131        $1,085
Year 10                                                         $3,189        $2,888         $2,604        $2,500

(b) Under the heading "The Hartford Target Retirement 2020 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                               CLASS R3     CLASS R4       CLASS R5        CLASS Y
                                                               --------     --------       --------        -------
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
   percentage of offering price                                  None         None           None           None
  Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)     None         None           None           None
  Exchange fees                                                  None         None           None           None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
   Management fees                                               0.15%        0.15%          0.15%          0.15%
   Distribution and service (12b-1) fees                         0.50%        0.25%          None           None
   Other expenses(1)                                             1.00%        0.94%          0.90%          0.79%
   Acquired Fund fees and expenses                               0.78%        0.78%          0.78%          0.78%
   Total annual operating expenses                               2.43%        2.12%          1.83%          1.72%
   Less: Contractual expense reimbursement (2)                   1.08%        1.07%          0.98%          0.87%
   Net annual operating expenses(2)                              1.35%        1.05%          0.85%          0.85%

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.35%, 1.05%, 0.85% and 0.85%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)                             CLASS R3       CLASS R4       CLASS R5      CLASS Y
-------------------------------------                             --------       --------       --------      -------
Year 1                                                             $  137         $  107         $   87       $   87
Year 3                                                             $  654         $  561         $  480       $  457
Year 5                                                             $1,198         $1,041         $  899       $  852
Year 10                                                            $2,684         $2,367         $2,067       $1,958

(c) Under the heading "The Hartford Target Retirement 2030 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                                  CLASS R3       CLASS R4       CLASS R5      CLASS Y
                                                                  --------       --------       --------      -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
   percentage of offering price                                      None           None           None          None
  Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)         None           None           None          None
  Exchange fees                                                      None           None           None          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                   0.15%          0.15%          0.15%        0.15%
   Distribution and service (12b-1) fees                             0.50%          0.25%          None          None
   Other expenses(1)                                                 1.18%          1.12%          1.08%        0.97%
   Acquired Fund fees and expenses                                   0.80%          0.80%          0.80%        0.80%
   Total annual operating expenses                                   2.63%          2.32%          2.03%        1.92%
   Less: Contractual expense reimbursement (2)                       1.28%          1.27%          1.18%        1.07%
   Net annual operating expenses(2)                                  1.35%          1.05%          0.85%        0.85%

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.35%, 1.05%, 0.85% and 0.85%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)             CLASS R3     CLASS R4      CLASS R5      CLASS Y
-------------------------------------             --------     --------      --------      -------
Year 1                                              $  137      $  107        $   87        $   87
Year 3                                              $  696      $  602        $  522        $  499
Year 5                                              $1,281      $1,125        $  984        $  937
Year 10                                             $2,869      $2,558        $2,264        $2,156


III As of November 1, 2008, the management fee schedules have been revised for The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund. Accordingly, effective November 1, 2008, in the Section entitled "Management of the Funds - Management Fees", the fee schedules for the preceding funds are hereby deleted and replaced as follows:

TARGET RETIREMENT 2010 FUND, TARGET RETIREMENT 2020 FUND AND TARGET RETIREMENT 2030 FUND

AVERAGE DAILY NET ASSETS                         ANNUAL RATE
------------------------                         -----------
First $500 million                                  0.15%
Next $4.5 billion                                   0.10%
Next $5 billion                                     0.08%
Amount Over $10 billion                             0.07%

IV       With respect to The Hartford Target Retirement 2010 Fund, The Hartford
Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund, the funds' Investment Manager, Hartford Investment Financial Services, LLC ("HIFSCO"), the main risks of the funds are being clarified.

(a) Accordingly, effective immediately, in the section entitled "Main Risks," the first paragraph is hereby deleted and replaced as follows:

THE HARTFORD TARGET RETIREMENT 2010 FUND

         MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2010 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2010, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

THE HARTFORD TARGET RETIREMENT 2020 FUND

         MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2020 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2020, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

THE HARTFORD TARGET RETIREMENT 2030 FUND

         MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2030 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2030, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

(b) Also, effective immediately, with respect to The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund, in the section entitled "Main Risks," the fourth sentence in the third paragraph is hereby deleted and replaced as follows:

         These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk, income risk and credit risk.










  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

                                   SUPPLEMENT
                              DATED AUGUST 15, 2008
                           TO THE CURRENTLY EFFECTIVE
                            CLASS Y SHARES PROSPECTUS
                               DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE PROSPECTUS REFERENCED ABOVE IS REVISED AS FOLLOWS:

I. With respect to The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund, the disclosure concerning the anticipated allocation mix between equity funds and fixed income funds by each fund's target retirement date is being revised. Accordingly, effective immediately, in the section entitled "Principal Investment Strategy," in the second and third bullet point under the second paragraph, the second sentence are hereby deleted and replaced as follows:

THE HARTFORD TARGET RETIREMENT 2010 FUND

     - As of March 1, 2008, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 58% of assets in equity funds and approximately 42% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

     - Until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2010) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2010). After the target retirement date
          (2010), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2010).

THE HARTFORD TARGET RETIREMENT 2020 FUND

     - As of March 1, 2008, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 71% of assets in equity funds and approximately 29% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

     - Until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2020) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2020). After the target retirement date
          (2020), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2020).

THE HARTFORD TARGET RETIREMENT 2030 FUND

     - As of March 1, 2008, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 82% of assets in equity funds and approximately 18% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

     - Until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2030) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2030). After the target retirement date
          (2030), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2030).

II   As of November 1, 2008, with respect to The Hartford Target Retirement 2010
Fund, The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund, the funds' Investment Manager, Hartford Investment Financial Services, LLC ("HIFSCO"), has agreed to lower its contractual cap on the total annual operating expenses for each class of each fund. Accordingly, effective November 1, 2008, the following changes are made to the Prospectus:

(a) Under the heading "The Hartford Target Retirement 2010 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                                   CLASS Y
                                                                   -------
SHAREHOLDER FEES
  (fees paid directly from your investment)                          None
  Maximum sales charge (load) imposed on purchases as a
   percentage of offering price
  Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)         None
  Exchange fees                                                      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                                   0.15%
   Distribution and service (12b-1) fees                             None
   Other expenses(1)                                                 1.39%
   Acquired Fund fees and expenses                                   0.74%
   Total annual operating expenses                                   2.28%
   Less: Contractual expense reimbursement (2)                       1.48%
   Net annual operating expenses(2)                                  0.80%


(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses.

(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.80%. HIFSCO's contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
-------------------------------------                          -------
Year 1                                                            $82
Year 3                                                           $570
Year 5                                                         $1,085
Year 10                                                        $2,500

(b) Under the heading "The Hartford Target Retirement 2020 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                               CLASS Y
                                                               -------
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
   percentage of offering price                                  None
  Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)     None
  Exchange fees                                                  None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                               0.15%
   Distribution and service (12b-1) fees                         None
   Other expenses(1)                                             0.79%
   Acquired Fund fees and expenses                               0.78%
   Total annual operating expenses                               1.72%
   Less: Contractual expense reimbursement (2)                   0.87%
   Net annual operating expenses(2)                              0.85%

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses.

(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.85%. HIFSCO's contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
-------------------------------------                          -------
Year 1                                                            $87
Year 3                                                           $457
Year 5                                                           $852
Year 10                                                        $1,958

(c) Under the heading "The Hartford Target Retirement 2030 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                               CLASS Y
                                                               -------
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
   percentage of offering price                                  None
  Maximum deferred sales charge (load) (as a percentage
   of purchase price or redemption proceeds, whichever
   is less)                                                      None
  Exchange fees                                                  None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                               0.15%
   Distribution and service (12b-1) fees                         None
   Other expenses(1)                                             0.97%
   Acquired Fund fees and expenses                               0.80%
   Total annual operating expenses                               1.92%
   Less: Contractual expense reimbursement (2)                   1.07%
   Net annual operating expenses(2)                              0.85%

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses.

(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.85%. HIFSCO's contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
-------------------------------------                          -------
Year 1                                                            $87
Year 3                                                           $499
Year 5                                                           $937
Year 10                                                        $2,156

III. As of November 1, 2008, the management fee schedules have been revised for The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund. Accordingly, effective November 1, 2008, in the Section entitled "Management of the Funds - Management Fees", the fee schedules for the preceding funds are hereby deleted and replaced as follows:

TARGET RETIREMENT 2010 FUND, TARGET RETIREMENT 2020 FUND AND TARGET RETIREMENT 2030 FUND

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
First $500 million                                              0.15%
Next $4.5 billion                                               0.10%
Next $5 billion                                                 0.08%
Amount Over $10 billion                                         0.07%

IV. With respect to The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund, the funds' Investment Manager, Hartford Investment Financial Services, LLC ("HIFSCO"), the main risks of the funds are being clarified.

(a) Accordingly, effective immediately, in the section entitled "Main Risks," the first paragraph is hereby deleted and replaced as follows:

THE HARTFORD TARGET RETIREMENT 2010 FUND

     MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2010 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2010, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

THE HARTFORD TARGET RETIREMENT 2020 FUND

     MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2020 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2020, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

THE HARTFORD TARGET RETIREMENT 2030 FUND

     MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2030 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2030, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

(b) Also, effective immediately, with respect to The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund, in the section entitled "Main Risks," the fourth sentence in the third paragraph is hereby deleted and replaced as follows:

     These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk, income risk and credit risk.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE